Lease (Tables)	12 Months Ended
Dec. 31, 2024
Lease [Abstract]
Schedule of Operating Leases

Supplemental balance sheet information related to operating leases was as follows:

	December 31, 2024	December 31, 2023

Right-of-use assets, net	$338,017	$357,007

Operating lease liabilities - current	215,253	260,728
Operating lease liabilities - non-current	146,932	109,956
Operating lease liabilities	$362,185	$370,684

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of December 31, 2024:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	1.8 years
Weighted average discount rate	5.0%

Schedule of Maturities of Lease Liabilities

The following is a schedule of maturities of lease liabilities as of December 31, 2024:

Twelve months ending December 31,	Amount
2025	$225,986
2026	133,551
2027	16,669
Total future minimum lease payments	376,206
Less: imputed interest	(14,021)
Present value of lease liabilities	$362,185